Discontinued Operations - Schedule Of Effective Income tax Rate Of Discontinued Operations (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Effective Income Tax Rate Discontinued Operations Tax Rate Reconciliation
Statutory Rate:	25.00%	25.00%		25.00%
Sogou [Member]
Effective Income Tax Rate Discontinued Operations Tax Rate Reconciliation
Statutory Rate:		25.00%	[1],[2]	25.00%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs		127.00%	[1],[2]	(18.00%)
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs		(90.00%)	[1],[2]	(3.00%)
Changes in valuation allowance for deferred tax assets		349.00%	[1],[2]	(43.00%)
Research and development super-deduction and other permanent book-tax differences		(249.00%)	[1],[2]	35.00%
Capital gains from equity investments		(175.00%)	[1],[2]	1.00%
Effective Income Tax Rate Discontinued Operations		(13.00%)	[1],[2]	(3.00%)

[1]	Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.
[2]	The changes in the effective tax rate for the period ended September 23, 2021 resulted from the lower income from discontinued operations before income tax expense.